Income taxes - Movement in significant components of deferred income tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	$ 13,173	$ 11,788
Deferred tax liabilities	22,192	19,542
Deferred tax liability (asset)	(9,019)	(7,754)
Recognized in income	4,635	2,417
Recognized in income	5,100	4,388
Recognized in income	(465)	(1,971)
Exchange rate differences	661	(1,032)
Exchange rate differences	1,107	(1,738)
Exchange rate differences	(446)	706
Deferred tax assets	18,469	13,173
Deferred tax liabilities	28,399	22,192
Deferred tax liability (asset)	(9,930)	(9,019)
Deferred tax assets net by legal jurisdiction	3,328	2,895
Deferred tax liabilities net by legal jurisdiction	13,258	11,914
Stock-based compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	7,112	7,018
Recognized in income	3,974	691
Exchange rate differences	428	(597)
Deferred tax assets	11,514	7,112
Non-capital and capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	3,351	4,179
Recognized in income	508	(517)
Exchange rate differences	154	(311)
Deferred tax assets	4,013	3,351
Lease liabilities and other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	2,710	591
Recognized in income	153	2,243
Exchange rate differences	79	(124)
Deferred tax assets	2,942	2,710
Fund management contracts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	17,009	16,839
Recognized in income	1,385	1,597
Exchange rate differences	881	(1,427)
Deferred tax liabilities	19,275	17,009
Unrealized gains (losses)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	400	958
Recognized in income	2,518	(504)
Exchange rate differences	34	(54)
Deferred tax liabilities	2,952	400
Advance on unrealized carried interest
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	2,054	1,196
Recognized in income	954	1,001
Exchange rate differences	122	(143)
Deferred tax liabilities	3,130	2,054
Fixed assets and other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	2,729	549
Recognized in income	243	2,294
Exchange rate differences	70	(114)
Deferred tax liabilities	$ 3,042	$ 2,729